UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund:	Bullfinch Fund, Inc.

Fund Address:	3909 Rush Mendon Road

Mendon, New York 14506

Name and address of agent for service:	Christopher Carosa, President,

Bullfinch Fund, Inc., 3909 Rush Mendon Road,

Mendon, New York 14506

Mailing address: 3909 Rush Mendon Road

Mendon, New York 14506

Registrant’s telephone number, including area code: (585) 624-3650

Date of fiscal year end: 10/31/25

Date of reporting period: 11/01/24 - 10/31/25

Item 1. Reports to Stockholders.

Bullfinch Fund Unrestricted Series	Annual Shareholder Report
BUNRX	October 31, 2025

This annual shareholder report contains important information about the Bullfinch Fund Unrestricted Series - BUNRX for the period November 1, 2024, to October 31, 2025, as well as certain changes to the Fund.

You can obtain additional information, including the April 2025 Annual Report, by contacting us at 1-888-285-5346 or visiting our website at https://www.bullfinchfund.com/.

What were the Fund costs for the six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Unrestricted Series	$78.82	1.41%

*	Expenses are equal to each Series’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Management’s Discussion of Fund Performance

Dear Shareholders,

Our Bullfinch Fund Unrestricted Series (BUNRX) had a positive return of 18.73% for the year ending April 30, 2025. While past performance does not guarantee future results, I am pleased to note that this Series outperformed its comparative index (the Value Line Geometric Index), which rose 2.31% during the same period.

During the last twelve months, I made the following changes to our portfolio:

Sold: Consolidated Water Co. Ltd, Corning, Medtronic PLC, Oracle, Viatris Inc., Xperi Inc.

Bought: ACM Research Inc., Core Laboratories Inc., and YETI Holdings Inc.

I’m optimistic because value-based holding reaped the reward from the shift in investment philosophy. In addition, several stocks within the strategic AI realm boosted the performance of the Unrestricted Series To view the additional portfolio information, please visit our website to read our Annual Report dated October 31, 2025.

It remains my honor to work for you and to invest alongside you.

Sincerely,

Christopher Carosa

Performance graph

AVERAGE ANNUAL RETURNS

	One-Year	Five-Years	Ten-Years
Bullfinch Fund Unrestricted Series	18.73%	12.40%	8.76%
Value Line Geometric Index	2.31%	6.22%	3.57

Hypothetical Cumulative Performance Comparison of $10,000 Investment For the Past 10 Years

Bullfinch Fund, Inc.	Value Line
Unrestricted Series (Solid) vs.	Geometric Index (Dashed)

Year ending 10/15 10/16 10/17 10/18 10/19 10/20 10/21 10/22 10/23 10/24 10/25

Key Fund Statistics
Net Assets:	$14,440,873
Number of Portfolio Holdings:	35
Portfolio Turnover:	4.64%

Asset Allocation
Aerospace	$370,524	2.56%
Building & Related	317,532	2.19
Commercial Services	555,893	3.84
Computers – Hardware	866,547	5.99
Computers – Networking	782,277	5.41
Computers – Software	1,233,544	8.52
Consumer Nondurables	64,291	0.44
Electrical Equipment	356,320	2.46
Electronics Components	414,248	2.86
Foods & Beverages	427,735	2.96
Industrial Services	231,610	1.60
Insurance	611,250	4.22
Leisure & Recreational	378,989	2.62
Machinery	662,025	4.57
Media	145,692	1.01
Medical Products & Supplies	947,269	6.55
Oil & Related	497,974	3.44
Real Estate & Related	234,572	1.62
Restaurants/Food Service	356,544	2.46
Retail- General	424,943	2.94
Retail – Specialty	342,277	2.36
Semiconductors	432,126	2.99
Steel	367,159	2.54
Telecommunications	147,038	1.02
Tobacco Products	377,566	2.61
Utilities – Natural Resources	363,907	2.51
Money Market Fund	1,648,034	11.39
Schwab Bank	914,561	6.32
Total Invested Assets	$14,472,447	100.00%

How has the Fund changed?

There have been no changes or planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.bullfinchfund.com or upon request by calling (888) 285-5346.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants.

Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would prefer that your Bullfinch Fund documents not be householded, please contact Bullfinch Fund at 1-888-285-5346. Your instructions will typically be effective within 30 days of receipt by Bullfinch Fund.

Availability of Additional Information about the Fund

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.bullfinchfund.com/ or contact us at 1-888-285-5346.

For a more thorough understanding of our investment process, including a fuller description of our investment criteria and how we apply these criteria to our particular companies, we encourage you to read our shareholder letters contained within previous Annual and Semi-Reports, available at https://www.bullfinchfund.com/

Bullfinch Fund Greater Western New York Series	Annual Shareholder Report
BWNYX	October 31, 2025

This annual shareholder report contains important information about the Bullfinch Fund Greater Western New York Series - BWNYX for the period November 1, 2024, to October 31, 2025, as well as certain changes to the Fund.

You can obtain additional information, including the October 2025 Annual Report, by contacting us at 1-888-285-5346 or visiting our website at https://www.bullfinchfund.com/.

What were the Fund costs for the six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Greater Western New York Series	$77.50	1.40%

*	Expenses are equal to each Series’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Management’s Discussion of Fund Performance

Dear Shareholders,

Our Bullfinch Fund Greater Western New Series (BWNYX) had a positive return of 15.49% in the twelve months ending October 31, 2025. While past performance does not guarantee future results, I am pleased to note that this Series outperformed its comparative index (the Value Line Geometric Index), which rose 2.31% during the same period.

During the last twelve months, I made the following changes to our portfolio:

Sold: Astronics, Corning, and Servotronics

Bought: Columbus McKinnon, Constellation, Integer Holdings, Monro, Sinclair, and Xerox

The Series benefited from a shift towards small-cap value stocks as several positions more than doubled in the last year. As with the Unrestricted Series, my wife and I have been owners since inception and willfully continue to purchase shares in the Greater Western New York Series.

To view the additional portfolio information, please visit our website to read our Annual Report dated October 31, 2025.

It remains my honor to work for you and to invest alongside you.

Sincerely,

Christopher Carosa

Performance graph

AVERAGE ANNUAL RETURNS

	One-Year	Five-Years	Ten-Years
Bullfinch Fund Unrestricted Series	15.49%	11.96%	6.22%
Value Line Geometric Index	2.31%	6.22%	3.57

Hypothetical Cumulative Performance Comparison of $10,000 Investment For the Past 10 Years

Bullfinch Fund, Inc.	Value Line
Unrestricted Series (Solid) vs.	Geometric Index (Dashed)

Year ending 10/15 10/16 10/17 10/18 10/19 10/20 10/21 10/22 10/23 10/24 10/25

Key Fund Statistics
Net Assets:	$3,461,760
Number of Portfolio Holdings:	32
Portfolio Turnover:	16.10%

Asset Allocation
Aerospace	$391,730	11.29%
Airlines	31,815	0.92
Automotive	102,550	2.96
Banking & Finance	283,705	8.18
Broadcasting	105,865	3.05
Commercial Services	114,105	3.29
Computers – Software	78,783	2.27
Consumer Nondurables	10,605	0.31
Electrical Equipment	206,948	5.97
Electronics Components	190,488	5.49
Environmental Services	180,708	5.21
Foods & Beverages	105,104	3.03
Instruments	40,140	1.16
Machinery	96,568	2.78
Medical Products & Supplies	220,921	6.37
Metal Fabrication & Hardware	87,206	2.51
Office Equipment	109,726	3.16
Real Estate & Related	107,500	3.10
Restaurants/Food Service	81,708	2.36
Retail – Specialty	46,890	1.35
Steel	124,780	3.60
Telecommunications	27,818	0.80
Utilities – Natural Resources	190,297	5.49
Money Market Fund	482,442	13.91
Schwab Bank	50,012	1.44
Total Invested Assets	$3,468,414	100.00%

How has the Fund changed?

There have been no changes or planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.bullfinchfund.com or upon request by calling (888) 285-5346.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants.

Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would prefer that your Bullfinch Fund documents not be householded, please contact Bullfinch Fund at 1-888-285-5346. Your instructions will typically be effective within 30 days of receipt by Bullfinch Fund.

Availability of Additional Information about the Fund

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.bullfinchfund.com/ or contact us at 1-888-285-5346.

For a more thorough understanding of our investment process, including a fuller description of our investment criteria and how we apply these criteria to our particular companies, we encourage you to read our shareholder letters contained within previous Annual and Semi-Reports, available at https://www.bullfinchfund.com/

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The Board has determined that the Registrant has no financial experts serving on its Audit Committee. The Audit Committee consists of two independent directors – Bryan Hickman and Patrick Borrelli – both of whom have entrepreneurial and executive experience. Together, they satisfy certain or all of the attributes of an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	10/31/2025	10/31/2024

Audit Fees	$27,000	$17,000
Audit-Related Fees	$0	$0
Tax Fees	$2,300	$2,200
All Other Fees	$0	$0

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) All non-audit fees billed by the registrant’s accountant for services rendered to the registrant are indicated above under Tax Fees. No other non-audit fees were billed to or paid by the registrant. Additionally, the registrant’s investment adviser paid no fees for any services to the registrant’s accountant (see (h)).

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule included in Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

BULLFINCH FUND, INC.

3909 Rush Mendon Road

Mendon, New York 14506

(585) 624-3150

1-888-BULLFINCH

(1-888-285-5346)

Annual Report

October 31, 2025

1

Bullfinch Fund, Inc.

2

Management’s Discussion of Fund Performance (Unaudited)

December 1, 2025

Dear Fellow Shareholders:

We are very proud to present the October 31, 2025 Annual Report of Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Greater Western New York Series.

What comes after the “Information Age”? Maybe the “AI Age.” In the past year, artificial intelligence has taken root in every area of our lives. The hope that these roots will sprout into a fruit-bearing crop has filled many with optimism (and some with despair). The key word, though, is opportunity.

Any time change comes, it first brings chaos. People who can see beyond today, however, often position themselves to benefit tomorrow. Both Series seized the advantage this change offered. While still maintaining a conservative balance, their value-based holding reaped the reward from the shift in investment philosophy. In addition, several stocks within the strategic AI realm boosted the performance of the Unrestricted Series fund. Similarly, the Greater Western New York Series benefited from that as well as a major buyout.

In the Unrestricted Series, the top performing stocks included Western Digital Corp., Corning Inc., and Intel Corp. Among the laggards were Viatris Inc., Xperi Inc., and Kenvue Inc. Nearly two-thirds of the stocks in the portfolio exceeded double-digit gains.

During the fiscal year, in the Greater Western New York Series, Servotronics Inc., Corning Inc., and Community Financial System Inc. led the way. Xerox Holdings Corp., Astronics Corp., and Graham Corp. gave back the most during the fiscal year. More than a third of the stocks in the portfolio exceeded a 50% gain for the year.

Will the pendulum eventually swing the other way? Talk of an “AI bubble” percolates through the markets, as recent volatility shows. The double-edged sword of interest rate cuts dangles dangerously above investments of all shapes and sizes. On the one hand, the lower cost of capital can help spur the economy. On the other hand, the Fed wants to see real economic damage before it can be convinced to lower rates.

On the bright side, it appears that after years of turmoil, we may be headed into a period of geopolitical stability (if precarious). At least on the military side. The trade side might take a little longer, but it seems as if we’re more likely to see more upside surprises on that front (not that there won’t be a downside hiccup every once in a while).

The biggest threat to the markets next year remains domestic politics. The midterms loom as a potential litmus test for both the current administration and the so far successful socialist wing of the opposition. The question the markets must ponder: Do politicians say whatever they need to say to get elected and then govern in moderation, or do they intend to push an intense ideology that might upset the vast majority in the middle?

In either case, we’ve got both hands on the wheel and are prepared for anything.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,

Christopher Carosa, CTFA

President

Bullfinch Fund, Inc.

3

BULLFINCH FUND, INC.

PERFORMANCE SUMMARY (UNAUDITED)

The graph below represents the changes in value for an initial $10,000 investment in the Bullfinch Fund (the “Fund”) from 10/31/15 to 10/31/25. These changes are then compared to a $10,000 investment in the Value Line Geometric Index. The Value Line Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states “The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed. The VLG also has appeal to institutional investors as a proxy for the so-called ‘multi-cap’ market because it includes large-cap, mid cap, and small-cap stocks alike.” The Fund feels it is an appropriate benchmark because the Fund’s portfolios are multi-cap portfolios. Based on its close alignment with the Fund’s actual investment universe, strategy, and weighting methodology—along with its independence, availability, and industry recognition—the Value Line Geometric Index satisfies the regulatory definition of an appropriate broad-based securities market index under Form N-1A for both the Unrestricted Series and the Greater Western New York Series.

The Fund’s returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Bullfinch Fund, Inc. Unrestricted Series (Solid)	vs.	Value Line Geometric Index (Dashed)	Bullfinch Fund, Inc. Greater WNY Series (Solid)	vs.	Value Line Geometric Index (Dashed)

Year ending 10/15 10/16 10/17 10/18 10/19 10/20 10/21 10/22 10/23 10/24 10/25			Year ending 10/15 10/16 10/17 10/18 10/19 10/20 10/21 10/22 10/23 10/24 10/25

Annualized Returns Ending 10/31/2025	Bullfinch Fund Inc. Unrestricted Series	Value Line Geometric Index	Annualized Returns Ending 10/31/2025	Bullfinch Fund Inc. Greater WNY Series	Value Line Geometric Index
One – Year	+ 18.73%	+ 2.31%	One – Year	+ 15.49%	+ 2.31%
Five – Year	+ 12.40%	+ 6.22%	Five – Year	+ 11.96%	+ 6.22%
Ten – Year	+ 8.76%	+ 3.57%	Ten – Year	+ 6.22%	+ 3.57%

4

UNRESTRICTED SERIES

(A Series Within Bullfinch Fund, Inc.)

DeJoy & Co. CPAs, LLP

280 East Broad Street, Suite 300

Rochester, NY 14604

Tel 585-546-1840

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and

Shareholders of

Bullfinch Fund, Inc. - Unrestricted Series:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Bullfinch Fund, Inc. - Unrestricted Series (one of the series constituting the Bullfinch Fund, Inc. [the “Fund”]) as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”), and the financial highlights for each of the five years in the period then ended.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Bullfinch Fund, Inc. - Unrestricted Series as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/DeJoy & Co. CPAs, LLP

We have served as the auditor of Bullfinch Fund, Inc. - Unrestricted Series since 2016.

Rochester, New York

December 22, 2025

5

UNRESTRICTED SERIES

(A SERIES WITHIN THE BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2025

ASSETS

Investments in Securities, at Fair Value, Identified Cost of $5,430,808	$11,909,852

Cash & Cash Equivalents	2,562,595

Accrued Interest and Dividends	15,092

Prepaid Expenses	242

Total Assets	14,487,781

LIABILITIES

Accrued Expenses	34,607

Due to Investment Adviser	12,301

Total Liabilities	46,908

NET ASSETS

Net Assets at October 31, 2025	$14,440,873

COMPOSITION OF NET ASSETS

Net capital paid in on shares of capital stock	$12,856,502

Total Distributable Earnings	1,584,371

Net Assets (Equivalent to $30.18 per share based on 478,413.932 shares issued and outstanding)	$14,440,873

The accompanying notes are an integral part of these financial statements.

6

UNRESTRICTED SERIES

(A SERIES WITHIN BULLFINCH FUND, INC.)

SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2025

	Shares	Historical Cost	Fair Value
Level 1 - Common Stocks – 82.29%
*ASTERISK DENOTES A NON INCOME PRODUCING SECURITY
Computers - Software – 8.52%
Adobe Inc.*	1,100	$28,661	$374,341
Microsoft Corp.	1,000	22,076	517,810
Oracle Corp.	1,300	13,265	341,393
		64,002	1,233,544

Medical Products and Supplies - 6.55%
Bristol-Myers Squibb Co.	7,100	359,371	327,097
Edwards Lifesciences Corp.*	3,300	52,806	272,085
Johnson & Johnson	1,843	104,985	348,087
		517,162	947,269

Computers - Hardware – 5.99%
SanDisk Corp.*	1,333	44,235	265,707
Western Digital Corp.	4,000	143,289	600,840
		187,524	866,547

Computers - Networking - 5.41%
Cisco Systems, Inc.	10,700	160,237	782,277

Machinery – 4.57%
Flowserve Corp.	9,700	352,263	662,025

Insurance – 4.22%
Arthur J. Gallagher & Co.	2,450	56,880	611,250

Commercial Services - 3.84%
Paychex, Inc.	4,750	130,496	555,893

Oil & Related – 3.44%
Core Laboratories Inc.	14,500	164,833	231,130
SLB N.V.	7,400	351,320	266,844
		516,153	497,974

Semiconductors - 2.99%
ACM Research, Inc.*	5,600	98,643	232,176
Intel Corp.*	5,000	85,565	199,950
		184,208	432,126

Foods & Beverages – 2.96%
Fresh Del Monte Produce Inc.	12,100	341,779	427,735

Retail - General – 2.94%
Amazon.com Inc.*	1,740	159,645	424,943

Electronics Components - 2.86%
Avnet, Inc.	8,550	340,527	414,248

Leisure & Recreational – 2.62%
YETI Holdings, Inc.*	11,150	338,655	378,989

7

	Shares	Historical Cost	Fair Value
Level 1 - Common Stocks – 82.29%
Tobacco Products – 2.61%
Universal Corp.	7,450	$297,131	$377,566

Aerospace – 2.56%
AAR Corporation*	4,400	83,191	370,524

Steel – 2.54%
Reliance Inc.	1,300	100,031	367,159

Utilities – Natural Resources – 2.51%
Consolidated Water Co. Ltd.	10,700	125,809	363,907

Restaurants/Food Service – 2.46%
Sysco Corp.	4,800	348,962	356,544

Electrical Equipment - 2.46%
Corning Inc.	4,000	44,069	356,320

Retail – Specialty – 2.36%
CVS Health Corp.	3,050	170,752	238,357
Zumiez Inc.*	4,800	105,530	103,920
		276,282	342,277
Building & Related – 2.19%
Meritage Homes Corp.	4,700	99,016	317,532

Real Estate & Related – 1.62%
Crown Castle Inc.	2,600	324,728	234,572

Industrial Services – 1.60%
Expeditors Int’l Washington	1,900	61,567	231,610

Telecommunications – 1.02%
Verizon Communications Inc .	3,700	180,520	147,038

Media - 1.01%
Adeia Inc.	8,550	108,242	145,692

Consumer Nondurables - 0.44%
Kenvue Inc.	4,474	31,729	64,291

Total Investments in Common Stocks		5,430,808	11,909,852

Level 1 – Cash & Equivalents –17 .71%
Schwab US Treasury Money Ultra – 11.39%		1,648,034	1,648,034
Interest Rate 3.85%

Schwab Bank - 6.32%		914,561	914,561
Bank Sweep Interest Rate .05%

Total Cash & Cash Equivalents		2,562,595	2,562,595

Total Invested Assets		$7,993,403	$14,472,447

The accompanying notes are an integral part of these financial statements.

8

UNRESTRICTED SERIES

(A SERIES WITHIN BULLFINCH FUND, INC.)

SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2025

Table of Industries

Industry	Fair Value	Percent
Aerospace	$370,524	2.56%
Building & Related	317,532	2.19
Commercial Services	555,893	3.84
Computers – Hardware	866,547	5.99
Computers – Networking	782,277	5.41
Computers – Software	1,233,544	8.52
Consumer Nondurables	64,291	0.44
Electrical Equipment	356,320	2.46
Electronics Components	414,248	2.86
Foods & Beverages	427,735	2.96
Industrial Services	231,610	1.60
Insurance	611,250	4.22
Leisure & Recreational	378,989	2.62
Machinery	662,025	4.57
Media	145,692	1.01
Medical Products & Supplies	947,269	6.55
Oil & Related	497,974	3.44
Real Estate & Related	234,572	1.62
Restaurants/Food Service	356,544	2.46
Retail- General	424,943	2.94
Retail – Specialty	342,277	2.36
Semiconductors	432,126	2.99
Steel	367,159	2.54
Telecommunications	147,038	1.02
Tobacco Products	377,566	2.61
Utilities – Natural Resources	363,907	2.51
Total Equities	11,909,852	82.29

Cash & Cash Equivalents

Schwab US Treasury Money Ultra	1,648,034	11.39

Schwab Bank (Bank Sweep Interest Rate .05%)	914,561	6.32

Total Invested Assets	$14,472,447	100.00%

The accompanying notes are an integral part of these financial statements.

9

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2025

INVESTMENT INCOME:
Dividend and Interest Income	$272,650
EXPENSES:
Investment Adviser Fees	131,729
Legal and Professional	35,804
Insurance	8,679
Dues & Subscriptions	2,398
Registration Fees	1,525
Fidelity Bond	1,412
Director Fees	1,200
State Income Taxes	175
Telephone	160
Licenses & Permits	25
Total expenses	183,107
Net investment income	89,543
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from securities transactions	1,494,828
Net change in unrealized appreciation of investments	708,611
Net gain on investments	2,203,439
CHANGE IN NET ASSETS FROM OPERATIONS	$2,292,982

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED OCTOBER 31, 2025 AND 2024

CHANGE IN NET ASSETS FROM OPERATIONS:	2025	2024
Net investment income	$89,543	$116,354
Net realized gain (loss) from securities transactions	1,494,828	(77)
Net change in unrealized appreciation of investments	708,611	1,454,384
Change in net assets from operations	2,292,982	1,570,661

DISTRIBUTIONS TO SHAREHOLDERS:
Distribution of capital gains	0	(1,037,806)
Distribution of ordinary income	(116,360)	(105,286)
Decrease in net assets from distributions to shareholders	(116,360)	(1,143,092)

CAPITAL SHARE TRANSACTIONS:
Shares Sold	109,246	209,160
Reinvestment of distributions to shareholders	116,360	1,143,092
Shares Redeemed	(317,488)	(276,380)
Increase (decrease) in net assets from capital share transactions	(91,882)	1,075,872
TOTAL INCREASE IN NET ASSETS	2,084,740	1,503,441

NET ASSETS:
Beginning of year	12,356,133	10,852,692
End of year	$14,440,873	$12,356,133

The accompanying notes are an integral part of these financial statements.

10

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

FINANCIAL HIGHLIGHTS (PER SHARE DATA FOR A SHARE OUTSTANDING)

FOR THE YEARS ENDED OCTOBER 31, 2025, 2024, 2023, 2022 AND 2021

	2025	2024	2023	2022	2021
NET ASSET VALUE, beginning of year	$25.66	$24.76	$23.47	$25.85	$19.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.19	0.24	0.24	(0.01)	(0.01)
Net gain (loss) on investments
both realized and unrealized	4.57	3.27	2.33	(2.37)	6.03
Total income (loss) from investment operations	4.76	3.51	2.57	(2.38)	6.02

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distribution of net realized capital gains	0.00	(2.37)	(1.25)	0.00	(0.01)
Distribution of ordinary income	(0.24)	(0.24)	(0.03)	0.00	(0.04)
Total distributions to shareholders	(0.24)	(2.61)	(1.28)	0.00	(0.05)

NET ASSET VALUE, end of year	$30.18	$25.66	$24.76	$23.47	$25.85

NET ASSETS, end of year	$14,440,873	$12,356,133	$10,852,692	$11,341,882	$12,426,192

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

FINANCIAL HIGHLIGHTS (RATIOS AND SUPPLEMENTAL DATA)

FOR THE YEARS ENDED OCTOBER 31, 2025, 2024, 2023, 2022 AND 2021

RATIO OF EXPENSES	2025	2024	2023	2022	2021
TO AVERAGE NET ASSETS*	1.41%	1.40%	1.40%	1.36%	1.37%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS*	0.69%	0.98%	0.94%	(0.02)%	(0.02)%

PORTFOLIO TURNOVER RATE*	4.64%	0.00%	15.30%	2.86%	0.71%

TOTAL RETURN	18.73%	14.49%	11.55%	(9.24)%	30.34%

* Per share amounts calculated using the average shares method

The accompanying notes are an integral part of these financial highlights.

11

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2025

NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the “Series”) is a series within the Bullfinch Fund, Inc. (the “Fund”), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company. The Fund offers two series of common stock. In addition to the Unrestricted Series, the Fund also offers the Greater Western New York Series.

The investment objective of the Series is to seek conservative long-term growth in capital. The investment adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (‘ASC”) 946, Financial Services – Investment Companies.

Fair Value Measurements – FASB ASC 820-10, Fair Value Measurement, establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value: Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Cash Equivalents- Cash consists of amounts deposited in a bank sweep account that is federally insured and a money market fund that is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50, Fair Value Measurement. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices.

Short-term and money market securities are valued at amortized cost, which approximates market value.

ASSETS AT FAIR VALUE AS OF: 10/31/25
LEVEL 1
COMMON STOCKS	$11,909,852
CASH & CASH EQUIVALENTS	2,562,595
TOTALS BY LEVEL	$14,472,447

12

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the U.S. Securities and Exchange Commission or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the investment adviser. In performing its fair value pricing, the investment adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the investment adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Series Allocations – Most expenses of the fund are either separately billed to each series or allocated under the Board of Directors approved allocation of expenses.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Management has reviewed all open tax years and major tax jurisdictions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed or expected to be taken on a tax return. The Series’ tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitation which is generally three years after the filing of the tax return.

Distributions to Shareholders – The Series distributes to its shareholders any ordinary income and net realized capital gains at least once each year. The amount of such distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences may be primarily due to short-term capital gains and losses, capital losses related to sales of certain securities within 30 days of purchase, cost of investments sold, and net capital losses. Further, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Series for financial reporting purposes.

The tax basis of distributable earnings on an accumulated basis was $6,479,044 as of October 31, 2025. Distributions to shareholders of ordinary income from dividends are recorded on the ex-dividend date. The tax character of distributions paid to shareholders of the Series during the years ended October 31, 2025 and 2024 was as follows: The Series made a distribution of its ordinary income of $116,360 to its shareholders on December 27, 2024, in the form of stock dividends equal to 4,482.283 shares of stock The Series made a distribution of its ordinary income of $105,286 to its shareholders on December 26, 2023, in the form of stock dividends equal to 4,219.874 shares of stock. The Series made a distribution of its short term capital gains of $8,533 to its shareholders on December 26, 2023, in the form of stock dividends equal to 342.007 shares of stock. The Series made a distribution of its long term capital gains of $1,029,273 to its shareholders on December 26, 2023, in the form of stock dividends equal to 41,253.403 shares of stock.

13

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Series may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

Subsequent Events - In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through December 22, 2025, the date of issuance of these financial statements.

NOTE C – INVESTMENTS

For the year ended October 31, 2025, the Series purchased $602,131 of common stock. During the same period, the Series redeemed $1,907,347 of common stock.

At October 31, 2025, the tax basis components of unrealized appreciation were as follows: the gross unrealized appreciation for all securities totaled $6,727,298 and the gross unrealized depreciation for all securities totaled $248,254 or a net unrealized appreciation of $6,479,044. The aggregate cost of securities for federal income tax purposes at October 31, 2025 was $5,430,808.

NOTE D – RELATED PARTY TRANSACTIONS

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund’s Board of Directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The investment adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund’s Board of Directors, is responsible for the day-to-day management of the Fund’s portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees are reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the year ended October 31, 2025, the Fund paid investment adviser fees of $131,729.

As of October 31, 2025, the Fund had $12,301 included in liabilities, as owed to Carosa Stanton Asset Management, LLC.

Certain officers of the Fund are also officers of Carosa Stanton Asset Management, LLC.

NOTE E – REMUNERATION OF DIRECTORS

The Directors are paid a fee of $50 per quarter. They may be reimbursed for travel expenses.

NOTE F – COMMITMENTS AND CONTINGENCIES

The Series indemnifies the Fund’s officers and the Board of Directors for certain liabilities that might arise from their performance of their duties to the Series. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience, the Fund expects the risk of loss to be remote.

NOTE G - RISKS AND UNCERTAINTIES

In the normal course of business, the Series invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the valuation of Series of the Fund.

NOTE H- CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. These shares are issued under either of the two series of the Fund. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

	Shares	Amount
Balance at October 31, 2023	438,269.736	$5,969,064
Shares sold during 2024	8,547.392	209,160
Shares redeemed during 2024	(11,130.641)	(276,380)
Reinvestment of Distributions, December 26, 2023	45,815.284	1,143,092
Balance at October 31, 2024	481,501.771	$7,044,936
Shares sold during 2025	4,202.257	109,246
Shares redeemed during 2025	(11,772.379)	(317,488)
Reinvestment of Distributions, December 27, 2024	4,482.283	116,360
Balance at October 31, 2025	478,413.932	$6,953,054

14

GREATER WESTERN NEW YORK SERIES

(A Series Within Bullfinch Fund, Inc.)

DeJoy & Co. CPAs, LLP

280 East Broad Street, Suite 300

Rochester, NY 14604

Tel 585-546-1840

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and

Shareholders of

Bullfinch Fund, Inc. - Greater Western New York Series:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Bullfinch Fund, Inc. - Greater Western New York Series (one of the series constituting the Bullfinch Fund, Inc. [the “Fund”]) as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”), and the financial highlights for each of the five years in the period then ended.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Bullfinch Fund, Inc. - Greater Western New York Series as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ DeJoy & Co. CPAs, LLP

We have served as the auditor of Bullfinch Fund, Inc. - Greater Western New York Series since 2016.

Rochester, New York

December 22, 2025.

15

GREATER WESTERN NEW YORK SERIES

(A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2025

ASSETS

Investments in Securities, at Fair Value, Identified Cost of $1,415,733	$2,935,960

Cash and Cash Equivalents	532,454

Accrued Interest and Dividends	2,003

Prepaid Expenses	185

Total Assets	3,470,602

LIABILITIES

Accrued Expenses	5,637

Due to Investment Adviser	3,205

Total Liabilities	8,842

NET ASSETS

Net Assets at October 31, 2025	$3,461,760

COMPOSITION OF NET ASSETS

Net capital paid in on shares of capital stock	$2,964,506

Total Distributable Earnings	497,254

Net Assets (Equivalent to $31.67 per share based on 109,296.833 shares issued and outstanding)	$3,461,760

The accompanying notes are an integral part of these financial statements.

16

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2025

		Historical	Fair
	Shares	Cost	Value
Level 1 Common Stocks – 84.65%
*ASTERISK DENOTES A NON INCOME PRODUCING SECURITY
Aerospace - 11.29%
L3Harris Technologies Inc.	500	$24,989	$144,550
Moog, Inc. Class A	637	15,976	130,490
Northrop Grumman Corp.	200	2,294	116,690
		43,259	391,730
Banking & Finance – 8.18%
Citigroup Inc.	1,600	73,288	161,968
Community Financial System Inc.	1,200	23,452	66,576
M&T Bank Corp.	300	29,839	55,161
		126,579	283,705

Medical Products & Supplies – 6.37%
Bristol-Myers Squibb Co.	1,150	29,276	52,980
Integer Holdings Corp*	1,700	72,248	109,769
Johnson & Johnson	308	17,415	58,172
		118,939	220,921

Electrical Equipment - 5.97%
Corning, Inc.	950	14,795	84,626
Ultralife Corp.*	17,400	65,037	122,322
		79,832	206,948

Electronics Components – 5.49%
Astronics Corp.*	2,100	14,964	103,278
Avnet, Inc.	1,800	71,690	87,210
		86,654	190,488

Utilities - Natural Resources - 5.49%
FirstEnergy Corp.	2,000	70,142	91,660
National Fuel Gas Co	1,250	50,833	98,637
		120,975	190,297

Environmental Services – 5.21%
Enviri Corp.*	14,800	72,649	180,708

Steel – 3.60%
Gilbraltar Industries Inc.*	2,000	25,111	124,780

Commercial Services – 3.29%
Paychex, Inc.	975	25,852	114,105

Office Equipment – 3.16%
Xerox Holdings Corp	33,050	116,725	109,726

Real Estate & Related - 3.10%
Extra Space Storage Inc .	805	20,859	107,500

17

		Historical	Fair
	Shares	Cost	Value
Level 1 Common Stocks – 84.65%

Broadcasting – 3.05%
Sinclair Inc. Class A	7,750	$104,586	$105,865

Foods & Beverages – 3.03%
Constellation Brands, Inc.	800	$54,364	$105,104

Automotive – 2.96%
Monro Inc.	7,000	117,517	102,550

Machinery – 2.78%
Columbus McKinnon Corp.	5,950	105,614	96,568

Metal Fabrication & Hardware – 2.51%
Graham Corp.*	1,400	15,140	87,206

Restaurants/Food Service - 2.36%
Sysco Corp.	1,100	79,970	81,708

Computers - Software – 2.27%
Oracle Corp.	300	3,905	78,783

Retail - Specialty – 1.35%
CVS Health Corp.	600	33,591	46,890

Instruments – 1.16%
Taylor Devices Inc.*	877	4,394	40,140

Airlines - 0.92%
Southwest Airlines Co.	1,050	19,813	31,815

Telecommunications - 0.80%
Verizon Communications Inc.	700	34,210	27,818

Consumer Nondurables - 0.31%
Kenvue Inc.	738	5,195	10,605

Total Investments in Securities		1,415,733	2,935,960

Level 1 – Cash & Equivalents – 15.35%
Schwab US Treasury Money Investor – 13.91%		482,442	482,442
Interest Rate 3.70%

Schwab Bank - 1.44%		50,012	50,012
Bank Sweep Interest Rate .05%

Total Cash & Equivalents		532,454	532,454

Total Invested Assets		$1,948,187	$3,468,414

The accompanying notes are an integral part of these financial statements.

18

GREATER WESTERN NEW YORK SERIES

(A SERIES WITHIN BULLFINCH FUND, INC.)

SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2025

Table of Industries

Industry	Fair Value	Percent

Aerospace	$391,730	11.29%
Airlines	31,815	0.92
Automotive	102,550	2.96
Banking & Finance	283,705	8.18
Broadcasting	105,865	3.05
Commercial Services	114,105	3.29
Computers – Software	78,783	2.27
Consumer Nondurables	10,605	0.31
Electrical Equipment	206,948	5.97
Electronics Components	190,488	5.49
Environmental Services	180,708	5.21
Foods & Beverages	105,104	3.03
Instruments	40,140	1.16
Machinery	96,568	2.78
Medical Products & Supplies	220,921	6.37
Metal Fabrication & Hardware	87,206	2.51
Office Equipment	109,726	3.16
Real Estate & Related	107,500	3.10
Restaurants/Food Service	81,708	2.36
Retail – Specialty	46,890	1.35
Steel	124,780	3.60
Telecommunications	27,818	0.80
Utilities – Natural Resources	190,297	5.49
Total Equities	2,935,960	84.65%

Cash & Cash Equivalents

Schwab US Treasury Money Investor	482,442	13.91

Schwab Bank
(Bank Sweep Interest Rate .05%)	50,012	1.44

Total Invested Assets	$3,468,414	100.00%

The accompanying notes are an integral part of these financial statements.

19

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2025

INVESTMENT INCOME:
Dividend and Interest Income	$64,307
EXPENSES:
Investment Adviser Fees	33,513
Legal and Professional	4,329
Dues and Subscriptions	1,598
Registration Fees	1,525
Director Fees	1,200
Insurance	964
State Taxes	175
Telephone	160
Fidelity Bond	157
Licenses & Permits	25
Total expenses	43,646
Net investment income	20,661
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain from securities transactions	476,593
Net change in unrealized depreciation of investments	(31,436)
Net gain on investments	445,157
CHANGE IN NET ASSETS FROM OPERATIONS	$465,818

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED OCTOBER 31, 2025 AND 2024

	2025	2024
CHANGE IN NET ASSETS FROM OPERATIONS:
Net investment gain	$20,661	$16,523
Net realized gain (loss) from securities transactions	476,593	(42,839)
Net change in unrealized appreciation (depreciation) of investments	(31,436)	618,095
Change in net assets from operations	465,818	591,779

DISTRIBUTIONS TO SHAREHOLDERS:	-	-
Distribution of net realized capital gains
Distribution of ordinary income	(16,523)	(17,382)
Decrease in net assets from distributions to shareholders	(16,523)	(17,382)

CAPITAL SHARE TRANSACTIONS:
Shares Sold	62,690	37,242
Reinvestment of distributions to shareholders	16,523	17,382
Shares Redeemed	(23,384)	(19,889)
Increase in net assets from capital share transactions	55,829	34,735
TOTAL INCREASE IN NET ASSETS	505,124	609,132

NET ASSETS:
Beginning of year	2,956,636	2,347,504
End of year	$3,461,760	$2,956,636

The accompanying notes are an integral part of these financial statements.

20

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

FINANCIAL HIGHLIGHTS (PER SHARE DATA FOR A SHARE OUTSTANDING)

FOR THE YEARS ENDED OCTOBER 31, 2025, 2024, 2023, 2022 AND 2021

	2025	2024	2023	2022	2021

NET ASSET VALUE, beginning of year	$27.58	$22.18	$23.78	$25.09	$20.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.19	0.15	0.16	0.00	(0.05)
Net gain (loss) on investments both realized and unrealized	4.05	5.41	(1.34)	(0.67)	6.28

Total income (loss) from investment operations	4.24	5.56	(1.18)	(0.67)	6.23

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Distribution of net realized capital gains	0.00	0.00	(0.40)	(0.64)	(1.29)
Distribution of ordinary income	(0.15)	(0.16)	(0.02)	0.00	(0.01)
Total distributions to shareholders	(0.15)	(0.16)	(0.42)	(0.64)	(1.30)

NET ASSET VALUE, end of year	$31.67	$27.58	$22.18	$23.78	$25.09

NET ASSETS, end of year	$3,461,760	$2,956,636	$2,347,504	$2,423,219	$2,457,931

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

FINANCIAL HIGHLIGHTS (RATIOS AND SUPPLEMENTAL DATA)

FOR THE YEARS ENDED OCTOBER 31, 2025, 2024, 2023, 2022 AND 2021

	2025	2024	2023	2022	2021
RATIO OF EXPENSES TO AVERAGE NET ASSETS*	1.40%	1.43%	1.44%	1.44%	1.52%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS*	0.66%	0.59%	0.71%	(0.01)%	(0.22)%

PORTFOLIO TURNOVER RATE*	16.10%	0.00%	0.94%	10.00%	0.00%

TOTAL RETURN	15.49%	25.16%	(4.97)%	(2.81)%	31.73%

* Per share amounts calculated using the average shares method

The accompanying notes are an integral part of these financial highlights.

21

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2025

NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the “Series”) is a series within the Bullfinch Fund, Inc. (the “Fund”), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company. The Fund offers two series of common stock. In addition to the Greater Western New York Series, the Fund also offers the Unrestricted Series.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The investment adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair Value Measurements – FASB ASC 820-10, Fair Value Measurement, establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Cash Equivalents- Cash consists of amounts deposited in a bank sweep account that is federally insured and a money market fund that is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50, Fair Value Measurement. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

ASSETS AT FAIR VALUE AS OF: 10/31/25
LEVEL 1
COMMON STOCKS	$2,935,960
CASH & CASH EQUIVALENTS	532,454
TOTALS BY LEVEL	$3,468,414

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the U.S Securities and Exchange Commission or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the investment adviser. In performing its fair value pricing, the investment adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the investment adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

22

Series Allocations - Most expenses of the fund are either separately billed to each series or allocated under the Board of Directors approved allocation of expenses.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Management has reviewed all open tax years and major tax jurisdictions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed or expected to be taken on a tax return. The Series’ tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitation which is generally three years after the filing of the tax return.

Distributions to Shareholders - The Series distributes to its shareholders any ordinary income and net realized capital gains at least once each year. The amount of such distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences may be primarily due to short-term capital gains and losses, capital losses related to sales of certain securities within 30 days of purchase, cost of investments sold, and net capital losses. Further, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Series for financial reporting purposes.

The tax basis of distributable earnings on an accumulated basis was $1,520,227 as of October 31, 2025.Distributions to shareholders of ordinary income from dividends are recorded on the ex-dividend date. The tax character of distributions paid to shareholders of the Series during the years ended October 31, 2025 and 2024 was as follows: The Series made a distribution of its ordinary income of $16,523 to its shareholders on December 27, 2024 in the form of stock dividends equal to 613.561 shares of stock. The Series made a distribution of its ordinary income of $17,382 to its shareholders on December 26, 2023 in the form of stock dividends equal to 695.553 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Series may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

Subsequent Events - In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through December 22, 2025, the date of issuance of these financial statements.

NOTE C – INVESTMENTS

For the year ended October 31, 2025, the Series purchased $500,439 of common stock. During the same period, the Series redeemed $523,007 of common stock.

At October 31, 2025, the tax basis components of unrealized appreciation were as follows: the gross unrealized appreciation for all securities totaled $1,567,818 and the gross unrealized depreciation for all securities totaled $47,591, or a net unrealized appreciation of $1,520,227. The aggregate cost of securities for federal income tax purposes at October 31, 2025 was $1,415,733.

23

NOTE D – RELATED PARTY TRANSACTIONS

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund’s board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund’s board of directors, is responsible for the day-to-day management of the Fund’s portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees are reduced by any sub-transfer agent fees incurred by the Fund. Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the year ended October 31, 2025, the Fund paid investment adviser fees of $33,513.

As of October 31, 2025, the Fund had $3,205 included in liabilities, as owed to Carosa Stanton Asset Management, LLC.

As of October 31, 2025, three of the Series’ shareholders of record owned 49% of the outstanding shares. The Series may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Series in the same manner as a high volume of redemption requests. Significant shareholder purchases and redemptions may adversely impact the Series portfolio management and may cause the Series to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Series’ transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Series to perform differently than intended.

Certain officers of the Fund are also officers of Carosa Stanton Asset Management.

NOTE E – REMUNERATION OF DIRECTORS

The Directors are paid a fee of $50 per quarter. They may be reimbursed for travel expenses.

NOTE F – COMMITMENTS AND CONTINGENCIES

The Series indemnifies the Fund’s officers and the Board of Directors for certain liabilities that might arise from their performance of their duties to the Series. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience, the Fund expects the risk of loss to be remote.

NOTE G - RISKS AND UNCERTAINTIES

In the normal course of business, the Series invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the valuation of Series of the Fund.

NOTE H - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. These shares are issued under either of the two series of the Fund. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

	Shares	Amount
Balance at October 31, 2023	105,845.449	$1,591,292

Shares sold during 2024	1,437.512	37,242
Shares redeemed during 2024	(779.505)	(19,889)
Reinvestment of Distributions, December 26, 2023	695.553	17,382
Balance at October 31, 2024	107,199.009	$1,626,027

Shares sold during 2025	2,304.418	62,690
Shares redeemed during 2025	(820.155)	(23,384)
Reinvestment of Distributions, December 27, 2024	613.561	16,523
Balance at October 31, 2025	109,296.833	$1,681,856

24

ADDITIONAL INFORMATION (UNAUDITED)

EXPENSE TABLE	Beginning Account Value	Ending Account Value	Annualized	Expenses Paid
ACTUAL	5/1/25	10/31/25	Expense Ratio	During Period+
Unrestricted Series	$1,000.00	$1,235.40	1.41%	$7.82
Greater Western New York Series	1,000.00	1,232.80	1.40%	$7.75
HYPOTHETICAL++
Unrestricted Series	1,000.00	1,025.00	1.41%	$7.08
Greater Western New York Series	1,000.00	1,025.00	1.40%	$7.03

+ Expenses are equal to each Series’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365.

++ Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund. The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2025 to October 31, 2025).

The Expense Table illustrates your Fund’s costs in two ways.

●	ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that would have been paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

●	HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund’s actual return – the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

25

BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund’s SAI includes additional information about the Fund’s Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon, New York 14506.

The directors and officers of the Fund are:

NAME, AGE ADDRESS	POSITON(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED IN FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY DIRECTOR	OTHER DIR- RECTORSHIPS HELD BY DIRECTOR

INTERESTED PERSONS

Christopher Carosa, 65	President;	Term of Office: N/A	President, Founder	2	N/A
2 Lantern Lane Honeoye Falls, New York 14472	Director; Chairman of Board; Chief Compliance Officer	Length of Time Served: Since 1997	Carosa Stanton Asset Management, LLC President, Director and Chairman of the Board, Bullfinch Fund, Inc.

Catarina L Carosa, 30	Vice President	Term of Office: N/A	Vice President &	2	N/A
2 Lantern Lane Honeoye Falls NY 14472		Length of Time	Research Associate Carosa Stanton Asset Management
		Served: Since 2019	Vice President, Bullfinch Fund Inc. Graduate Student, Duke University Senior Research Assistant, Butler Hospital

Betsy Kay Carosa, 65	Corporate	Term of Office: N/A	Office Manager	2	N/A
2 Lantern Lane Honeoye Falls, NY 14472	Secretary	Length of Time	Carosa Stanton Asset Management, LLC
		Served: Since 1997	Corporate Secretary, Bullfinch Fund, Inc.

Peter S. Carosa, 28	Director	Term of Office: N/A	Project Engineer	2	N/A
3340 Rush Mendon Rd.		Length of Time	Colliers Engineering & Design
Honeoye Falls NY 14472		Served: Since 2019

INDEPENDENT DIRECTORS
Patrick Borrelli, 57	Director; Audit	Term of Office: N/A	Sr. Equipment Engineer	2	N/A
8 Dixon Woods	Committee	Length of Time	Mosaic Micro Systems
Honeoye Falls NY 14472		Served: Since 2020	Manager Test & Integration L3Harris

Bryan D. Hickman, 80	Director; Audit	Term of Office: N/A	Co Founder, Vice Chairman	2	N/A
6233 Bopple Hill Road	Committee	Length of Time	EDceptional
Naples, NY 14512		Served: Since 2008

Lois Irwin, 73	Director	Term of Office: N/A	President	2	N/A
33 Oak Meadow Trail		Length of Time	EZaccessMD
Pittsford, NY 14534		Served: Since 2006

William E.J. Martin, 65	Director	Term of Office: N/A	Managing Member,	2	N/A
4410 Woodlawn Ave. N		Length of Time	Chipman & Martin, LLC
Seattle, WA 98103		Served: Since 1997

William Merman, 42	Director	Term of Office: N/A	Sales Manager	2	N/A
247 Enchanted Forest North		Length of Time	KYKLO
Lancaster, NY 14086		Served: Since 2019

Michael W. Reynolds, 65	Director	Term of Office: N/A	Marketing Consultant	2	N/A
PO Box 944		Length of Time	Mike Reynolds Marketing Resources
Getzville, NY 14068		Served: Since 2000

26

PROXY VOTING GUIDELINES

Carosa Stanton Asset Management, LLC, the Fund’s Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility and the voting record during the most recent 12 month period ending June 30th is available without charge, upon request, by calling (585) 624-3150 or 1-888-BULLFINCH. The Fund’s Forms N-PX is available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-PX may also be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

LIQUIDITY RISK MANAGEMENT

The Fund has adopted a Liquidity Risk Management Program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The program seeks to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interest in the Fund. The Board has approved the designation of Carosa Stanton Asset Management, LLC (the “Adviser”), the investment adviser to the Fund, as the program administrator for the Program. The Adviser has reviewed the adequacy and effectiveness of the Program’s implementation with respect to the Fund. The information and factors included, among other things: (i) the liquidity risk framework used to assess, manage and periodically review the Fund’s liquidity, and the results of this assessment; (ii) the inputs used to classify the liquidity of the Fund’s portfolio investments and the Adviser’s assessment that the Fund’s strategy is appropriate for an open-end mutual fund; (iii) that the Fund held primarily highly liquid assets (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value); (iv) that neither Fund required the establishment of a highly liquid investment minimum and the methodology for that determination; (v) confirmation that none of the Series’ of the Fund had breached the 15% maximum illiquid security threshold (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investments significantly changing the market value of the investment) and the procedures for monitoring compliance with the limit; and (vi)information regarding shareholder concentration in each Fund. The Report also noted that no changes were made to the Program. Based on the review, the Report concluded that the Program was being effectively implemented and that the Program was designed to assess and manage the Fund’s liquidity risk. RISK ASSESSMENT: As there have been no changes in this area, the risk remains the same – very low.

DISCLOSURE REGARDING THE BOARD OF DIRECTOR’S APPROVAL OF THE INVESTMENT ADVISORY CONTRACT

The Independent Board of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa Stanton Asset Management, LLC, (the Adviser), the Board requested, and the Adviser provided information relevant to the Board’s consideration. Among the factors the Board considered were:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT ADVISER

The Board reviewed the nature, quality and scope of current and anticipated services provided by the Investment Adviser under the Advisory Agreement. The Board also analyzed the Investment Adviser’s experience and the capabilities of the Investment Adviser’s portfolio manager. For example, the Board reviewed and discussed the Investment Advisor’s Form ADV and internal compliance policies, as well as the experience of the Investment Adviser as investment adviser or sub-adviser to other investment portfolios. In addition to the above considerations, the Board reviewed and considered a description of the Investment Adviser’s portfolio and brokerage transactions. Based on this review, the Board concluded that the range and quality of services to be provided by the Investment Adviser to the Fund were appropriate and continued to support its original selection of the Investment Adviser.

INVESTMENT PERFORMANCE

The Board considered the Adviser’s investment performance during its tenure managing this Fund. The Trustees considered year-to-date performance along with annual performances for 1, 5, and 10 year(s) as well as performance since inception. Greatest emphasis is placed on the long-term investment performances. As of 12/31/24 the Investment Adviser has outperformed the benchmarks in all periods. The Board tried to compare this Fund’s performance to similar funds such as funds classified by Lipper as Multi-Cap Value whenever this information was attainable without charge to the Fund. Based on this review, the Board concluded that the current and historical performance of the Fund, as managed by the Investment Adviser, was satisfactory.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISER

The Board discussed the advisory fee along with the Fund’s other expenses as they relate to the Fund’s total expense rate. This expense ratio was compared to The Balance which reported average expense ratios for Large Cap (1.00%), Mid-Cap (1.10%), and Small-Cap (1.20%). The Board noted the Fund was smaller than the average fund. Based on this review, the Board concluded that the expense level of the Fund, as managed by the Investment Advisor, was satisfactory.

The Board considered the level of profits that could be expected to accrue to the Investment Adviser from the fee payable under the Advisory Agreement. Based on this review, the Board concluded that the Fund’s advisery fee is competitive with those of comparable funds and that the Investment Adviser’s profit margin was reasonable.

ECONOMIES OF SCALE

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the total operating expenses of the Fund regarding economies of scale may be realized as the Fund grows.

CONCLUSIONS

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.

27

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 13. Portfolio Managers of Closed-End Funds. Not applicable.

Item 14. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16. Controls and Procedures.

(a) Disclosure Controls & Procedures. The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics - (incorporated by reference to Bullfinch Fund, Inc.; 333-26321; 811-08191; Form N-1A filed on October 30, 2002 with Accession Number 0001038199-02-000005).

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund

By:	/s/ Christopher Carosa

Christopher Carosa

President (Principal Executive Officer and Principal Financial Officer)

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Carosa

Christopher Carosa

President (Principal Executive Officer and Principal Financial Officer)

Date:	December 23, 2025